Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories	Inventories

	December 31, 2020	December 31, 2021
Work in progress	$930,107	$961,590
Raw materials and supplies	232,407	259,581
Inventory reserve	(242,995)	(99,920)
Total	$919,519	$1,121,251
The following table presents the movement in the inventory reserve:

	December 31, 2020	December 31, 2021
Beginning balance	$143,193	$242,995
Additions(1)	228,559	125,727
Written-off and scrapped	(96,972)	(29,243)
Elimination of reserve upon sale of inventory	(31,785)	(239,559)
Ending balance	$242,995	$99,920
(1)This includes additional inventory reserve of $26,149 arising from the adjustment to cost of revenue recorded by the Company in 2020 in conjunction with the modification of its customer contracts as discussed in Note 4.